NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated June 13, 2022 to the Natixis Funds and Loomis Sayles Funds Prospectuses, dated February 1, 2022, May 1, 2022, and June 1, 2022, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Bond Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Small Cap Growth Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Small Cap Value Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Small/Mid Cap Growth Fund	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2060 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2065 Fund®
Natixis Sustainable Future 2025 Fund®

Effective immediately, the following information is added to Appendix A- Financial Intermediary Specific Commissions & Investment Minimum Waivers to each Prospectus:

JP Morgan

There is no initial investment minimum for shareholders purchasing Class N shares through Fee Based Programs (such as wrap accounts) where such shares are held within a JP Morgan omnibus account.

Class N shares purchased through a Fee Based Program and held within a JP Morgan omnibus account, where the omnibus account does not have a balance of at least $1,000,000 within two years of the establishment of the omnibus account, will not be subject to liquidation.

Exemption from Minimum Balance Policy

Class N accounts held within an omnibus account are exempt from the $500 minimum balance policy.

NATIXIS FUNDS

Supplement dated June 13, 2022 to the Natixis Funds Prospectuses, dated February 1, 2022, April 1, 2022, May 1, 2022, and June 1, 2022, as may be revised or supplemented from time to time, for the following funds.

AEW Global Focused Real Estate Fund AlphaSimplex Global Alternatives Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
AlphaSimplex Managed Futures Strategy Fund Gateway Equity Call Premium Fund	Loomis Sayles Strategic Alpha Fund Loomis Sayles Strategic Income Fund
Gateway Fund Loomis Sayles Core Plus Bond Fund	Mirova Global Green Bond Fund Mirova Global Sustainable Equity Fund
Loomis Sayles Credit Income Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Global Allocation Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Global Growth Fund	Natixis Oakmark Fund
Loomis Sayles Growth Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Intermediate Duration Bond Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles International Growth Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Limited Term Government and Agency Fund

Effective immediately, the following information is added to Appendix B- Financial Intermediary Specific Commissions & Investment Minimum Waivers to each Prospectus:

JP Morgan

There is no initial investment minimum for shareholders purchasing Class N shares through Fee Based Programs (such as wrap accounts) where such shares are held within a JP Morgan omnibus account.

Class N shares purchased through a Fee Based Program and held within a JP Morgan omnibus account, where the omnibus account does not have a balance of at least $1,000,000 within two years of the establishment of the omnibus account, will not be subject to liquidation.

Exemption from Minimum Balance Policy

Class N accounts held within an omnibus account are exempt from the $500 minimum balance policy.

LOOMIS SAYLES BOND FUND

Supplement dated June 13, 2022 to the Statement of Additional Information of the Loomis Sayles Bond Fund, dated May 1, 2022, as may be revised or supplemented from time to time.

Effective immediately, the information under the sub-section “Transfer Agency Expenses” in the section “Investment Advisory and Other Services” is hereby amended to include the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Fund for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period June 9, 2022 to April 30, 2024 and may be terminated before then only with the consent of the Board.

LOOMIS SAYLES FUNDS

Supplement dated June 13, 2022 to the Loomis Sayles Funds Statement of Additional Information, dated February 1, 2022, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Small Cap Growth Fund

Effective immediately, the information under the sub-section “Transfer Agency Expenses” in the section “Investment Advisory and Other Services” is hereby amended to include the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period June 9, 2022 to January 31, 2024 and may be terminated before then only with the consent of the Board.

NATIXIS FUNDS

Supplement dated June 13, 2022 to the Natixis Funds Statement of Additional Information, dated February 1, 2022, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Growth Fund
Loomis Sayles Credit Income Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Effective immediately, the information under the sub-section “Transfer Agency Expenses” in the section “Other Arrangements” is hereby amended to include the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period June 9, 2022 to January 31, 2024 and may be terminated before then only with the consent of the Board.